Long Term Debt	12 Months Ended
Dec. 31, 2011
Long Term Debt [Abstract]
Long Term Debt
11.	Long Term Debt

In December 2007 the Company entered into an $800,000 senior secured credit facility with ABN AMRO Bank N.V. (formerly Fortis Bank Nederland N.V.), Citigroup Global Markets Limited (formerly Citibank), HSH Nordbank AG, Sumitomo Mitsui Banking Corporation, KFW Ipex Bank GmbH and DnB NOR Bank ASA. Subsequently, Bank of Scotland plc joined the syndicate.

Amounts borrowed under the credit facility bear interest at U.S. dollar Libor plus a margin of 2.50%, 3.00% or 3.50% depending on the Leverage Ratio (being the ratio of the balance outstanding on the credit facility to the aggregate charter free market value of the secured vessels), determined at the end of April, May, August and November each year with updated valuations to be obtained for the tests at the end of April and November.

The Leverage Ratio is not permitted to exceed 75%.

Further to an amendment to the credit facility agreed in August 2009, between June 30, 2010 and April 30, 2011, borrowings under the credit facility were repaid quarterly in an amount equal to free cash in excess of $20,000 determined as at the previous month end subject to a minimum of $40,000 repayment a year on a rolling 12 month trailing basis. On this basis, repayments of the credit facility were made in the year ended December 31, 2010 amounting to $51,330. A further repayment of $13,816 was made on March 31, 2011.

At April 30, 2011 the Leverage Ratio was less than 75% and greater than 65%. Accordingly, from that date (i) interest margin paid on borrowings was 3.00% (ii) prepayments of borrowings were fixed at $10,000 per quarter, and (iii) the Company was able to make dividend payments to common shareholders. On this basis, further repayments of $10,000 were made on both June 30, 2011 and September 30, 2011.

Due to the downturn after April 2011 in charter free market values for containerships, on November 30, 2011, the Company obtained a waiver from its lenders of the requirement to perform the Leverage Ratio test until November 30, 2012. Accordingly from November 30, 2011 (i) the interest margin on borrowings reverted to 3.50% (ii) prepayments of borrowings are to be made quarterly in an amount equal to free cash in excess of $20,000 determined as at the previous month end subject to a minimum of $40,000 repayment a year on a rolling 12 month trailing basis, and (iii) the Company is unable to make dividend payments to common shareholders. On this basis, a repayment of $15,341 was made on December 30, 2011.

The next Leverage Ratio test is scheduled for November 30, 2012.

The final maturity date of the credit facility is August 14, 2016 at which point any remaining outstanding balance must be repaid.

The credit facility is secured by, inter alia, first priority mortgages on each of the Company's 17 vessels, a pledge of shares of the vessel owning subsidiaries as well as assignments of earnings and insurances. The financial covenants in the credit facility are: a) a minimum cash balance of the lower of $15,000 or six months net interest expense; b) net debt to total capitalization ratio not to exceed 75%; c) EBITDA to debt service, on a trailing four-quarter basis, to be no less than 1.10 to 1; and d) a minimum net worth of $200,000 (with all terms as defined in the credit facility).

Long term debt is summarized as follows:

	December 31, 2011	December 31, 2010
Credit facility, at Libor USD + 2.50% to 3.50%	$483,612	$532,769
Less current instalments of long-term debt	(46,000)	(44,500)

	$437,612	$488,269

Based on (i) management's reasonable estimate of cash flows from January 1, 2012 and (ii) the Leverage Ratio being at or below 75% at the next scheduled test date of November 30, 2012, the estimated repayments in each of the relevant periods are as follows:

Year ending December 31,	December 31, 2010
2012	$46,000
2013	40,000
2014	40,000
2015	40,000
2016	317,612

$483,612

The amount of excess cash generated may vary significantly from management's estimates and consequently the repayment profile of outstanding debt may be significantly different from that presented. Further, the Leverage Ratio may not be at or below 75% as at November 30, 2012 in which case, assuming a continuation of the current waiver, quarterly prepayments will continue to be based on free cash in excess of $20,000 at the measurement dates.